Consolidated Statements of Operations and Comprehensive Loss - Schedule of Other Income (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Income [Abstract]
Other income from government grants and research allowances	€ 5,081,772	€ 13,155,250	€ 20,097,496
Further other income	205,844	64,453	61,672
Total	€ 5,287,616	€ 13,219,704	€ 20,159,169